Equity (Details) - Schedule of Equity (Parentheticals) - Ordinary shares [Member] - $ / shares	Mar. 31, 2024	Aug. 31, 2023	Mar. 31, 2023
Schedule of Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	93,679,260		34,154,062
Common stock, shares outstanding	93,679,260		34,154,062